FAIR VALUE MEASUREMENT (Details 2) - Fair Value, Measurements, Nonrecurring [Member] $ in Thousands	Jun. 30, 2017 USD ($)
Assets:
Retained non-controlling interest in a former subsidiary	$ 22,737	[1]
Goodwill	11,488	[2]
Total assets measured at fair value on a non-recurring basis	34,225
Fair Value, Inputs, Level 1 [Member]
Assets:
Retained non-controlling interest in a former subsidiary	0	[1]
Goodwill	0	[2]
Total assets measured at fair value on a non-recurring basis	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Retained non-controlling interest in a former subsidiary	0	[1]
Goodwill	0	[2]
Total assets measured at fair value on a non-recurring basis	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Retained non-controlling interest in a former subsidiary	22,737	[1]
Goodwill	11,488	[2]
Total assets measured at fair value on a non-recurring basis	$ 34,225

[1]	During the year ended June 30, 2017, the investment in Hollycon was measured based on significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate (Note 10).
[2]	As of June 30, 2017, the Company’s goodwill of $11,488 was related to the acquisition of Concord Group and $35,838 was related to the acquisition of Bond Group. The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord and Bond Groups. The Company is ultimately responsible for the fair value of the goodwill recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company has adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include the amount and timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach. As a result, the Company recorded a goodwill impairment charge of $11,211 (Note 9).